CONSOLIDATED STATEMENTS OF FINANCIAL POSITION € in Thousands, $ in Thousands	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Cash and cash equivalents	€ 8,796	€ 11,287
Trade and other receivables	18,641	16,628
Prepaid expenses and other assets	1,655	1,823
Total Current Assets	29,092	29,738
Property and equipment	640	660
Right-of-use assets	3,233	576
Intangible assets	38,133	41,705
Goodwill	31,921	31,662
Other assets	348	47
Total Assets	103,367	104,388
Trade payables and other liabilities	21,846	19,549
Deferred revenue		746
Income taxes payable	917	1,113
Lease obligations on right of use assets	709	294
Deferred consideration	1,513	1,176
Derivative liability	471	1,320
Convertible debt	2,445
Loans payable		109
Total Current Liabilities	27,901	24,307
Deferred income tax liabilities	852	1,201
Lease obligations on right of use assets	2,568	344
Convertible debt		6,648
Deferred consideration	1,426	2,121
Other non-current liabilities	373	233
Total Liabilities	33,120	34,854
Share capital	120,015	109,902
Broker warrants		38
Shares to be issued	3,491	6,982
Contributed surplus	19,887	20,745
Accumulated deficit	(76,063)	(72,227)
Accumulated other comprehensive income	2,917	4,094
Total Equity	70,247	69,534
Total Liabilities and Equity	€ 103,367	€ 104,388